Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Investments (including debt securities) and purchases of intangible assets, Divestitures and sale of debt securities (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	€ 238,446	€ 141,032	€ 72,574
Cash consideration	238,446	140,550	72,574
Divestitures
Proceeds from divestitures	201,203	77,509	79,427
Cash portion of proceeds from divestitures	196,960	56,849	59,940
Non-cash portion of proceeds from divestitures	€ 4,243	€ 20,660	€ 19,487